Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 173,532	$ 164,049	$ 160,316
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	41,680	19,509	17,888
Cash received from (paid to) FDIC under loss share	584	1,730	720
Stock compensation expense	5,909	3,569	3,561
Provision (release) for loan losses	(2,100)	(6,250)	(11,162)
Loss (gain) on sale of investment securities	(3,499)	0	(9,641)
Loss on extinguishment of debt	0	0	10,554
Decrease (increase) in accrued interest receivable	(3,974)	2,760	11,608
Decrease (increase) in FDIC loss share receivable	0	0	1,795
Decrease (increase) in federal and state income tax receivable	16,047	5,153	13,829
Decrease (increase) in cash surrender value of bank owned life insurance	(6,498)	(5,627)	(2,496)
Gain on bank owned life insurance	(6,805)	0	0
Net realized (gain) loss on sales of premises and equipment and real estate owned	(1,673)	(20,039)	(18,887)
Decrease (increase) in other assets	7,974	(14,204)	(29,220)
Increase (decrease) in accrued expenses and other liabilities	(41,477)	71,071	(5,994)
Net cash provided (used) by operating activities	179,700	221,721	142,871
CASH FLOWS FROM INVESTING ACTIVITIES
Origination of loans and principal repayments, net	(896,450)	(619,046)	(551,168)
Loans purchased	(72,856)	(105,420)	(279,936)
FHLB & FRB stock purchase	(183,609)	(36,347)	(4,067)
FHLB & FRB stock redeemed	177,824	26,340	55,708
Available-for-sale securities purchased	(76,367)	(137,591)	(315,114)
Principal payments and maturities of available-for-sale securities	367,713	537,255	721,951
Proceeds from sales of available-for-sale investment securities	362,829	50,741	246,826
Held-to-maturity securities purchased	(466,058)	0	(259,489)
Principal payments and maturities of held-to-maturity securities	229,716	218,958	159,947
Proceeds from sales of real estate owned	16,248	61,132	74,895
Proceeds from settlements of bank owned life insurance	10,096	0	0
Purchase of bank owned life insurance	0	(100,000)	(100,000)
Net cash received (paid) in business combinations	(3,370)	0	0
Proceeds from sales of premises and equipment	5,209	14,685	6,397
Premises and equipment purchased and REO improvements	(15,461)	(41,771)	(46,439)
Net cash provided (used) by investing activities	(544,536)	(131,064)	(290,489)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	234,460	(30,775)	(85,073)
Proceeds from borrowings	4,590,000	1,118,000	100,000
Repayments of borrowings	(4,445,000)	(868,000)	(210,554)
Proceeds from exercise of common stock options and related tax benefit	7,238	9,283	2,070
Dividends paid on common stock	(74,519)	(49,926)	(51,111)
Repurchase of warrants	0	(7,744)	0
Treasury stock purchased	(98,374)	(87,850)	(126,728)
Increase (decrease) in advance payments by borrowers for taxes and insurance	13,733	(7,326)	21,220
Net cash provided (used) by financing activities	227,538	75,662	(350,176)
Increase (decrease) in cash and cash equivalents	(137,298)	166,319	(497,794)
Cash and cash equivalents at beginning of year	450,368	284,049	781,843
Cash and cash equivalents at end of year	313,070	450,368	284,049
Non-cash investing activities
Real estate acquired through foreclosure	3,266	12,697	28,735
Non-cash financing activities
Stock issued upon exercise of warrants	7,632	0	0
Cash paid during the year for
Interest	111,333	114,506	116,226
Income taxes	$ 54,078	$ 68,507	$ 65,720